Gradison Custodian Trust -Rule 497(j) certification.
1933 Act File No. 33-14949

Regarding the form of prospectus and statement of additional information for the Gradison Government Income Fund which would be filed under Rule 497(c) under the Securities Act of l933, the form of such document would not have differed from that contained in the most recent Post effective amendment to the Registrant's registration statement, Post Effective amendment 16 to the Registration Statement under the Securities Act of l933, filed electronically on April 28, l998.

|S| Bradley E. Turner *
    Bradley E. Turner
President, Gradison Custodian Trust
April 29, l998.

*by : |S| Richard M. Wachterman
          Richard M. Wachterman
          Power of Attorney